[redacted]

13003633

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

Received SEC

NOV 01 2013

Washington, DC 20549

NYSE EURONEXT

001-36169

November 1, 2013

CERTIFS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Blue Capital Reinsurance Holdings Ltd., Common Shares, par value $1.00 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 1, 2013. Tentative listing date – November 6, 2013.

Sincerely,

[signature]

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com